                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Camelot Management Corp.
Address: 10 Glenville Street
         Greenwich, CT 06831


Form 13F File Number: 28-6850

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heidi B. Smith
Title:   Chief Operating Officer
Phone:   (203) 531-3269

Signature, Place, and Date of Signing:

    /s/ Heidi B. Smith           Greenwich, CT    August 16, 1999
    __________________           _______________  _______________
    [Signature]                  [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     69

Form 13F Information Table Value Total:     $225,806
                                            [thousands]


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]

























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

                   Form 13F INFORMATION TABLE
   COLUMN 1           COLUMN 2         COLUMN 3    COLUMN 4        COLUMN 5            COLUMN 6       COLUMN 7      COLUMN 8
   ---------          --------         --------    --------        --------            ---------      --------      --------
                                                                                                     INVESTMENT     VOTING
                                                                                                     DISCRETION    AUTHORITY

                      TITLE            CUSIP       MARKET         SHRS OR  SH/  PUT/  INVESTMT   OTHER      (a)    (b)    (c)
NAME OF ISSUER        OF CLASS         NUMBER      VALUE          PRN AMT  PRN  CALL  DISCRETN   MANAGERS  SOLE   SHARED  NONE
--------------        --------         ------      ------         -------  ---  ----  --------   --------  -----  -----   ----
A D A M SOFTWARE
 INC COM              COMMON STOCK    00088F101      1,856       128,000   SH         SOLE                 128,000 0       0
ABOUT.COM INC
 COM STK              COMMON STOCK    003736105      1,634        31,500   SH         SOLE                  31,500 0       0
AMERICA ONLINE INC
 COM STK              COMMON STOCK    02364J104     11,000       100,000   SH         SOLE                 100,000 0       0
AT HOME CORPORATION
 SER A COM            OPTIONS - CALLS 0459190GL      2,157        40,000   SH   CALL  SOLE                  40,000 0       0
AT HOME CORPORATION
 SER A COM            OPTIONS - PUTS  0459190SJ      5,393       100,000   SH   PUT   SOLE                 100,000 0       0
AUTOWEB.COM INC       COMMON STOCK    053331104      1,381        92,500   SH         SOLE                  92,500 0       0
BAAN COMPANY NV
 NLG. 02 ORDS (       ADRS STOCKS     N08044104      3,175       200,000   SH         SOLE                 200,000 0       0
BEYOND.COM CORPORATION
 COM ST               COMMON STOCK    08860E101        573        20,000   SH         SOLE                  20,000 0       0
BMC SOFTWARE INC
 USD  COM             OPTIONS - PUTS  0559210SI      5,400       100,000   SH   PUT   SOLE                 100,000 0       0
BRIGHTSTAR INFORMATN
  TECH COM            COMMON STOCK    10947N104      2,505       572,713   SH         SOLE                 572,713 0       0
BUSINESS OBJECTS
 S.A. SPONS AD        AADRS STOCKS    12328X107      2,646        72,500   SH         SOLE                  72,500 0       0
CAMBRIDGE TECHNOLOGY
 PARTNERS             OPTIONS - CALLS 1325240IB      2,634       150,000   SH   CALL  SOLE                 150,000 0       0
CATALYST INTL INC
 COM                  COMMON STOCK    14887T105      1,684        93,900   SH         SOLE                  93,900 0       0
CBT GROUP PUB LTD
 SPONS ADR NE         ADRS STOCKS     124853300      1,270        77,000   SH         SOLE                  77,000 0       0
CENTURA SOFTWARE
 CORP COM             COMMON STOCK    15640W103        570       570,000   SH         SOLE                 570,000 0       0
CHARLES SCHWAB
 CORP COM             COMMON STOCK    808513105      2,725        25,000   SH         SOLE                  25,000 0       0
CHARLES SCHWAB
 CORP COM             OPTIONS - CALLS 8085130GT      5,450        50,000   SH   CALL  SOLE                  50,000 0       0
CHARLES SCHWAB
 CORP COM             OPTIONS - PUTS  8085130ST      8,175        75,000   SH   PUT   SOLE                  75,000 0       0
CHECK POINT
 SOFTWARE  TECHNOLO   COMMON STOCK    M22465104      1,876        35,000   SH         SOLE                  35,000 0       0




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CHECKFREE HOLDINGS
 CORP                 COMMON STOCK    162816102      3,814       138,400   SH         SOLE                 138,400 0       0
CHECKFREE HOLDINGS
 CORP                 OPTIONS - PUTS  1628160SF      2,205        80,000   SH   PUT   SOLE                  80,000 0       0
CMGI INC COM          OPTIONS - PUTS  1257504ST      3,421        30,000   SH   PUT   SOLE                  30,000 0       0
COMPS.COM INC COM     COMMON STOCK    204679104        705        95,624   SH         SOLE                  95,624 0       0
COMPUTER ASSOC INTL
 INC COM              OPTIONS - PUTS  2049120SJ      8,212       150,000   SH   PUT   SOLE                 150,000 0       0
COMPUWARE CORP COM    COMMON STOCK    205638109      5,093       160,100   SH         SOLE                 160,100 0       0
COMPUWARE CORP COM    OPTIONS - PUTS  2056380SF      1,590        50,000   SH   PUT   SOLE                  50,000 0       0
CONCORD COMMUNICATIONS
 INC                  COMMON STOCK    206186108      2,340        52,000   SH         SOLE                  52,000 0       0
CONCORD COMMUNICATIONS
 INC                  OPTIONS - CALLS 2061860GI        450        10,000   SH   CALL  SOLE                  10,000 0       0
COSTCO COMPANIES
 INC COM              COMMON STOCK    22160Q102      1,200        15,000   SH         SOLE                  15,000 0       0
CRITICAL PATH INC     COMMON STOCK    22674V100      1,662        30,050   SH         SOLE                  30,050 0       0
ELECTRONIC ARTS COM   COMMON STOCK    285512109     10,416       192,000   SH         SOLE                 192,000 0       0
ELECTRONIC ARTS COM   OPTIONS - CALLS 2855120GK      1,356        25,000   SH   CALL  SOLE                  25,000 0       0
ELECTRONIC ARTS COM   OPTIONS - PUTS  2855120SI      4,882        90,000   SH   PUT   SOLE                  90,000 0       0
EXODUS COMMUNICATION
 INC COM              COMMON STOCK    302088109      2,398        20,000   SH         SOLE                  20,000 0       0
FLEXINTERNATIONAL
 SOFTWARE             COMMON STOCK    338923105        153       111,800   SH         SOLE                 111,800 0       0
GETTY IMAGES INC
 COM STK              COMMON STOCK    374276103      2,953       156,500   SH         SOLE                 156,500 0       0
GETTY IMAGES INC      CONVRT
 INDS PRIV PLC        BONDS 144       374276AA1      1,366     1,500,000   SH         SOLE               1,500,000 0       0
HARBINGER CORP COM    COMMON STOCK    41145C103      6,312       505,000   SH         SOLE                 505,000 0       0
HYPERION SOLUTIONS
 CORP                 COMMON STOCK    44914M104      2,671       150,000   SH         SOLE                 150,000 0       0
IMRGLOBAL CORP
 COM STK              COMMON STOCK    45321W106      4,514       234,500   SH         SOLE                 234,500 0       0
INDUSTRI-MATEMATIK
 INTERNATION          COMMON STOCK    455792101        749       307,500   SH         SOLE                 307,500 0       0
INFOSPACE.COM INC
 COM STK              COMMON STOCK    45678T102      2,820        60,000   SH         SOLE                  60,000 0       0
ISS GROUP INC COM     COMMON STOCK    450306105      2,831        75,000   SH         SOLE                  75,000 0       0
ISS GROUP INC COM     OPTIONS - CALLS 4503060GG      1,887        50,000   SH   CALL  SOLE                  50,000 0       0
KNIGHT/TRIMARK
 GROUP INC            COMMON STOCK    499067106        445         7,300   SH         SOLE                   7,300 0       0
LEGATO SYS INC COM    COMMON STOCK    524651106      2,281        39,507   SH         SOLE                  39,507 0       0
LYCOS INC COM         COMMON STOCK    550818108      4,952        53,900   SH         SOLE                  53,900 0       0
MATHSOFT INC COM      COMMON STOCK    576798102        596       207,500   SH         SOLE                 207,500 0       0
MERCURY INTERACTIVE
 CORP                 OPTIONS - PUTS  5894050SG      1,768        50,000   SH   PUT   SOLE                  50,000 0       0
MICROSOFT CORP COM    COMMON STOCK    594918104      6,755        74,900   SH         SOLE                  74,900 0       0
NETWORK ASSOCIATES
 INC COM              COMMON STOCK    640938106      4,406       300,000   SH         SOLE                 300,000 0       0
NOVELL INC COM        COMMON STOCK    670006105     12,340       465,668   SH         SOLE                 465,668 0       0
OBJECTSHARE INC COM   COMMON STOCK    674426101        473       659,000   SH         SOLE                 659,000 0       0


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

ORACLE CORPORATION
 U SD.01 COM          COMMON STOCK    68389X105      5,568       150,000   SH         SOLE                 150,000 0       0
PEOPLESOFT INC COM    COMMON STOCK    712713106      1,725       100,000   SH         SOLE                 100,000 0       0
PLAYBOY ENTERPRISES
 INC CLASS            COMMON STOCK    728117300      4,807       181,000   SH         SOLE                 181,000 0       0
PLAYBOY ENTERPRISES
 INC CLASS            OPTIONS - PUTS  7281170SE        664        25,000   SH   PUT   SOLE                  25,000 0       0
PROXICOM INC COM      COMMON STOCK    744282104      2,059        80,175   SH         SOLE                  80,175 0       0
QRS CORP COM STK      COMMON STOCK    74726X105      5,655        72,500   SH         SOLE                  72,500 0       0
RATIONAL SOFTWARE
 CORP COM NEW         COMMON STOCK    75409P202        494        15,000   SH         SOLE                  15,000 0       0
REALNETWORKS INC
 COM                  COMMON STOCK    75605L104      3,443        50,000   SH         SOLE                  50,000 0       0
SAPIENT CORP COM      OPTIONS - PUTS  8030620SN        566        10,000   SH   PUT   SOLE                  10,000 0       0
SAPIENT CORP COM      OPTIONS - PUTS  8030620TN      1,415        25,000   SH   PUT   SOLE                  25,000 0       0
SECURITY DYNAMICS
 TECHNOLOGIES         COMMON STOCK    814208104      4,143       195,000   SH         SOLE                 195,000 0       0
SECURITY DYNAMICS
 TECHNOLOGIES         OPTIONS - CALLS 8142080GW      2,125       100,000   SH   CALL  SOLE                 100,000 0       0
STERLING COMMERCE
 INC                  OPTIONS - CALLS 8592050GG      3,675       100,000   SH   CALL  SOLE                 100,000 0       0
VERISIGN INC COM      COMMON STOCK    92343E102      5,175        60,000   SH         SOLE                  60,000 0       0
VERITAS SOFTWARE
 CORP COM             OPTIONS - PUTS  9234360SR      3,560        37,500   SH   PUT   SOLE                  37,500 0       0
YAHOO INC COM         COMMON STOCK    984332106      8,612        50,000   SH         SOLE                  50,000 0       0

                                                   225,806

























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